Post-Balance Sheet Events (Details) € / shares in Units, € in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 02, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 20, 2025 EUR (€) € / shares shares	Mar. 13, 2025 USD ($)	Dec. 31, 2024 € / shares	May 21, 2024 EUR (€) € / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in eur per share) | € / shares								€ 0.07	€ 0.07
Dividends paid		$ 8,668		$ 8,389	$ 7,283
Repurchases of shares		$ 14,057	[1]	$ 14,571	$ 18,547
Ordinary shares issue mandate
Disclosure of non-adjusting events after reporting period [line items]
Common stock, value authorised | €									€ 150
Common stock, shares authorised (in shares) | shares									2,147,000,000
Disposal of major subsidiary | SPDC
Disclosure of non-adjusting events after reporting period [line items]
Loans provided							$ 800
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in eur per share) | € / shares						€ 0.07
Dividends paid	$ 4,300
Repurchases of shares	$ 6,800
Major ordinary share transactions | Ordinary shares issue mandate
Disclosure of non-adjusting events after reporting period [line items]
Common stock, value authorised | €						€ 140
Common stock, shares authorised (in shares) | shares						2,007,000,000

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).